Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Intangible Assets Text Block Abstract
Schedule of total intangible assets
	As of December 31, 2021	Additions	Lease modification	Amortization	As of December 31, 2022

Goodwill	618	-	-	-	618
Software	75	18	-	(17)	76
Commercial rights (i)	1,136	3,139	-	(8)	4,267
Tradename	39	-	-	-	39
Subtotal	1,868	3,157	-	(25)	5,000

Lease - right of use:

Assets and rights	19	-	1	(2)	18
Subtotal	19	-	1	(2)	18
	1,887	3,157	1	(27)	5,018

	As of December 31, 2020	Additions	Amortizations	Write-off	Transfers	As of December 31, 2021

Goodwill	618	-	-	-	-	618
Software	70	21	(14)	(1)	(1)	75
Commercial rights (i)	310	833	(7)	-	-	1,136
Tradename	39	-	-	-	-	39
Subtotal	1,037	854	(21)	(1)	1	1,868

Lease - right of use:

Assets and rights	-	18	-	-	1	19
Subtotal	-	18	-	-	1	19
	1,037	872	(21)	(1)	-	1,887

	As of December 31, 2019	Additions	Amortizations	Write-off	Conversion adjustment to reporting currency	Transfers	Discontinued operation	As of December 31, 2020

Goodwill	787	-	-	-	38	1	(208)	618
Software	134	72	(40)	(1)	20	-	(115)	70
Commercial rights	313	6	(8)	-	(1)	-	-	310
Tradename	3,054	-	-	-	713	-	(3,728)	39
	4,288	78	(48)	(1)	770	1	(4,051)	1,037

Schedule of total intangible assets
	As of December 31,
	2022			2021
	Historical cost	Accumulated amortization	Net amount	Historical cost	Accumulated amortization	Net amount

Goodwill	871	(253)	618	871	(253)	618
Software	151	(75)	76	133	(58)	75
Commercial rights	4,299	(32)	4,267	1,160	(24)	1,136
Tradename	39	-	39	39	-	39
	5,360	(360)	5,000	2,203	(335)	1,868
Lease - right of use:
Assets and rights	29	(11)	18	28	(9)	19
Total of intangible assets	5,389	(371)	5,018	2,231	(344)	1,887

Schedule of additions to intangible assets for cash flow presentation purpose
	2022	2021	2020
Additions	3,157	872	25
Lease	-	(18)	-
Financing of intangible assets – Additions	(3,130)	-	-
Financing of intangible assets – Payments	609	-	-
Total	636	854	25